Related Party Transactions - Class of Shares (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Jun. 30, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2015
Related Party Transactions
Employee equity compensation payable							$ 728,000	$ 24,187,000
Contingent consideration recognized	$ 19,297,000	$ 29,367,000
Banks
Related Party Transactions
Capital contribution						$ 120,000,000
Employees
Related Party Transactions
Investment by employees						5,266,000
Predecessor
Related Party Transactions
Members' equity	988,615,000	988,615,000		$ 986,468,000					$ 1,008,704,000
Contingent consideration recognized	$ 19,297,000	$ 29,367,000
Tradeweb Markets LLC | Successor
Related Party Transactions
Members' equity			$ 4,562,154,000					4,572,334,000
Employee equity compensation payable								24,187,000
Tradeweb Markets LLC | Successor | Banks | Class P-1(A) Shares
Related Party Transactions
Members' equity								150,495,000
Tradeweb Markets LLC | Successor | Employees | Class P-1(C) Shares
Related Party Transactions
Employee equity compensation payable								$ 6,727,000
Tradeweb Markets LLC | Predecessor
Related Party Transactions
Capital contribution				82,000
Members' equity			1,125,165,000	986,468,000	$ 1,024,759,000					$ 1,067,944,000
Employee equity compensation payable				31,019,000
Contingent consideration recognized			$ 26,830,000	58,520,000	$ 26,224,000
Contingent consideration payable to related parties				$ 129,393,000
Tradeweb Markets LLC | Predecessor | Banks | Capital contribution
Related Party Transactions
Capital contribution						120,000,000
Tradeweb Markets LLC | Predecessor | Employees | Capital contribution
Related Party Transactions
Investment by employees						$ 5,266,000